FINANCE AND ACCRETION EXPENSES - Disclosure of finance expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Finance And Accretion Expenses [Abstract]
Interest expense	$ 61,886	$ 48,181
Amortization of deferred financing charges	2,515	2,791
Finance income	(5,175)	(2,972)
Loss on settlement of long-term debt	4,646	0
Less: interest expense capitalized	(23,060)	(8,865)
Finance expenses, net	40,812	39,135
Accretion on deferred revenue	7,244	6,652
Accretion on PER	2,780	2,328
Accretion and fair value adjustment on Cariboo consideration payable	23,920	1,779
Accretion and fair value adjustment on Florence royalty obligation	12,993	0
Accretion expenses	$ 46,937	$ 10,759